United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7129

(Investment Company Act File Number)

Federated Managed Allocation Portfolios
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Six months ended 5/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Balanced Allocation Fund

Established 2005

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,		Period Ended
	5/31/2009		2008	2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$6.04		$10.71	$10.90	$10.00
Income From Investment Operations:
Net investment income	0.14		0.10	0.13 [2]	0.34	[2]
Net realized and unrealized gain (loss) on investments	0.44		(3.35)	0.69	0.56
TOTAL FROM INVESTMENT OPERATIONS	0.58		(3.25)	0.82	0.90
Less Distributions:
Distributions from net investment income	(0.17)		(0.49)	(0.23)	--
Distributions from net realized gain on investments	--		(0.93)	(0.78)	--
TOTAL DISTRIBUTIONS	(0.17)		(1.42)	(1.01)	--
Net Asset Value, End of Period	$6.45		$ 6.04	$10.71	$10.90
Total Return [3]	9.81%		(34.90)%	8.15%	9.00%

Ratios to Average Net Assets:
Net expenses	0.27	% [4]	0.27%	0.27%	0.27	% [4]
Net investment income	4.91	% [4]	1.33%	1.26%	3.59	% [4]
Expense waiver/reimbursement [5]	1.38	% [4]	1.16%	1.29%	2.75	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,395		$17,002	$19,755	$13,150
Portfolio turnover	16%		47%	2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,		Period Ended
	5/31/2009		2008	2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$5.99		$10.64	$10.86	$10.00
Income From Investment Operations:
Net investment income	0.12		0.05	0.07 [2]	0.24	[2]
Net realized and unrealized gain (loss) on investments	0.44		(3.34)	0.67	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.56		(3.29)	0.74	0.86
Less Distributions:
Distributions from net investment income	(0.11)		(0.43)	(0.18)	--
Distributions from net realized gain on investments	--		(0.93)	(0.78)	--
TOTAL DISTRIBUTIONS	(0.11)		(1.36)	(0.96)	--
Net Asset Value, End of Period	$6.44		$ 5.99	$10.64	$10.86
Total Return [3]	9.50%		(35.41)%	7.38%	8.60%

Ratios to Average Net Assets:
Net expenses	1.02	% [4]	1.02%	1.02%	1.02	% [4]
Net investment income	4.14	% [4]	0.58%	0.64%	2.48	% [4]
Expense waiver/reimbursement [5]	1.38	% [4]	1.16%	1.30%	2.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$16,067		$14,525	$20,364	$12,434
Portfolio turnover	16%		47%	2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,		Period Ended
	5/31/2009		2008	2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$5.98		$10.64	$10.86	$10.00
Income From Investment Operations:
Net investment income	0.13		0.06	0.10 [2]	0.23	[2]
Net realized and unrealized gain (loss) on investments	0.44		(3.36)	0.64	0.63
TOTAL FROM INVESTMENT OPERATIONS	0.57		(3.30)	0.74	0.86
Less Distributions:
Distributions from net investment income	(0.12)		(0.43)	(0.18)	--
Distributions from net realized gain on investments	--		(0.93)	(0.78)	--
TOTAL DISTRIBUTIONS	(0.12)		(1.36)	(0.96)	--
Net Asset Value, End of Period	$6.43		$ 5.98	$10.64	$10.86
Total Return [3]	9.65%		(35.46)%	7.37%	8.60%

Ratios to Average Net Assets:
Net expenses	1.02	% [4]	1.02%	1.00%	1.02	% [4]
Net investment income	4.10	% [4]	0.61%	0.93%	2.45	% [4]
Expense waiver/reimbursement [5]	1.38	% [4]	1.16%	1.29%	2.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,202		$5,111	$7,254	$3,560
Portfolio turnover	16%		47%	2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,098.10	$1.41
Class B Shares	$1,000	$1,095.00	$5.33
Class C Shares	$1,000	$1,096.50	$5.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.59	$1.36
Class B Shares	$1,000	$1,019.85	$5.14
Class C Shares	$1,000	$1,019.85	$5.14

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.27%
Class B Shares	1.02%
Class C Shares	1.02%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Underlying Fund	Percentage of Total Net Assets
Federated InterContinental Fund	25.1%
Federated Kaufmann Fund	24.9%
Federated Intermediate Corporate Bond Fund	24.7%
Federated Capital Appreciation Fund	24.6%
Cash Equivalents [2]	0.7%
Other Assets and Liabilities - Net [3,4]	(0.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the underlying funds in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Represents less than 0.1%.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value
		AFFILIATED MUTUAL FUNDS--100.0%
700,851		Federated Capital Appreciation Fund, Institutional Shares	$10,512,772
305,818		Federated InterContinental Fund, Institutional Shares	10,706,682
1,149,952		Federated Intermediate Corporate Bond Fund, Institutional Shares	10,556,561
2,797,688		Federated Kaufmann Fund, Class A Shares	10,603,239
300,437	[1]	Prime Value Obligations Fund, Institutional Shares, 0.87%	300,437
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $53,319,842) [2]	42,679,691
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [3]	(15,608)
		TOTAL NET ASSETS--100%	$42,664,083

1 7-Day net yield.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$42,679,691
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$42,679,691

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in affiliated issuers, at value (Note 5) (identified cost $53,319,842)		$42,679,691
Cash		251
Income receivable		44,042
Receivable for shares sold		29,770
TOTAL ASSETS		42,753,754
Liabilities:
Payable for shares redeemed	$12,080
Payable for custodian fees	2,749
Payable for transfer and dividend disbursing agent fees and expenses	15,878
Payable for Directors'/Trustees' fees	350
Payable for auditing fees	10,969
Payable for portfolio accounting fees	10,632
Payable for share registration costs	11,875
Payable for distribution services fee (Note 5)	13,687
Payable for shareholder services fee (Note 5)	8,213
Accrued expenses	3,238
TOTAL LIABILITIES		89,671
Net assets for 6,618,986 shares outstanding		$42,664,083
Net Assets Consist of:
Paid-in capital		$63,112,180
Net unrealized depreciation of investments		(10,640,151)
Accumulated net realized loss on investments		(9,913,990)
Undistributed net investment income		106,044
TOTAL NET ASSETS		$42,664,083
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,394,946 ÷ 3,159,628 shares outstanding), no par value, unlimited shares authorized		$6.45
Offering price per share (100/94.50 of $6.45)		$6.83
Redemption proceeds per share		$6.45
Class B Shares:
Net asset value per share ($16,066,973 ÷ 2,495,016 shares outstanding), no par value, unlimited shares authorized		$6.44
Offering price per share		$6.44
Redemption proceeds per share (94.50/100 of $6.44)		$6.09
Class C Shares:
Net asset value per share ($6,202,164 ÷ 964,342 shares outstanding), no par value, unlimited shares authorized		$6.43
Offering price per share		$6.43
Redemption proceeds per share (99.00/100 of $6.43)		$6.37

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$978,223
Expenses:
Administrative personnel and services fee (Note 5)		$114,685
Custodian fees		5,469
Transfer and dividend disbursing agent fees and expenses		60,755
Directors'/Trustees' fees		1,697
Auditing fees		10,969
Legal fees		3,330
Portfolio accounting fees		33,079
Distribution services fee--Class B Shares (Note 5)		54,440
Distribution services fee--Class C Shares (Note 5)		20,496
Shareholder services fee--Class A Shares (Note 5)		22,353
Shareholder services fee--Class B Shares (Note 5)		18,147
Shareholder services fee--Class C Shares (Note 5)		6,599
Share registration costs		15,312
Printing and postage		16,214
Insurance premiums		2,153
Miscellaneous		1,819
TOTAL EXPENSES		387,517
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(114,685)
Reimbursement of other operating expenses	(146,082)
TOTAL WAIVER AND REIMBURSEMENT		(260,767)
Net expenses			126,750
Net investment income			851,473
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated issuers			(3,278,175)
Net change in unrealized depreciation of investments			6,063,582
Net realized and unrealized gain on investments			2,785,407
Change in net assets resulting from operations			$3,636,880

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$851,473	$425,889
Net realized loss on investments in affiliated issuers	(3,278,175)	(6,608,241)
Net change in unrealized appreciation/depreciation of investments	6,063,582	(12,760,807)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,636,880	(18,943,159)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(518,499)	(925,944)
Class B Shares	(275,608)	(827,480)
Class C Shares	(110,313)	(302,825)
Distributions from net realized gain on investments
Class A Shares	--	(1,755,122)
Class B Shares	--	(1,817,251)
Class C Shares	--	(650,714)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(904,420)	(6,279,336)
Share Transactions:
Proceeds from sale of shares	8,208,037	22,675,199
Net asset value of shares issued to shareholders in payment of distributions declared	840,764	6,019,001
Cost of shares redeemed	(5,754,830)	(14,206,796)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,293,971	14,487,404
Change in net assets	6,026,431	(10,735,091)
Net Assets:
Beginning of period	36,637,652	47,372,743
End of period (including undistributed net investment income of $106,044 and $158,991, respectively)	$42,664,083	$36,637,652

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Balanced Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	756,322	$4,491,907	1,453,242	$11,654,513
Shares issued to shareholders in payment of distributions declared	78,281	478,295	281,016	2,593,785
Shares redeemed	(491,272)	(2,836,016)	(762,248)	(6,170,532)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	343,331	$2,134,186	972,010	$8,077,766

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	351,228	$2,067,016	914,100	$7,724,123
Shares issued to shareholders in payment of distributions declared	42,998	262,716	271,614	2,504,277
Shares redeemed	(325,172)	(1,880,116)	(674,291)	(5,311,254)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	69,054	$449,616	511,423	$4,917,146

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	278,747	$1,649,114	398,350	$3,296,563
Shares issued to shareholders in payment of distributions declared	16,353	99,753	99,993	920,939
Shares redeemed	(184,697)	(1,038,698)	(326,338)	(2,725,010)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	110,403	$710,169	172,005	$1,492,492
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	522,788	$3,293,971	1,655,438	$14,487,404

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $53,319,842. The net unrealized depreciation of investments for federal tax purposes was $10,640,151. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $10,640,151.

At November 30, 2008, the Fund had a capital loss carryforward of $4,663,301 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. For the six months ended May 31, 2009, the Adviser voluntarily reimbursed $141,200 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FAS waived its entire fee of $114,685.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC did not retain any fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2009, FSC reimbursed $4,882 of its fee.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $10,986 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.27%, 1.02% and 1.02%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Federated InterContinental Fund, Institutional Shares	282,410	87,779	64,371	305,818	$10,706,682	$582,708
Federated Capital Appreciation Fund, Institutional Shares	609,676	124,387	33,212	700,851	10,512,772	139,472
Federated Intermediate Corporate Bond Fund, Institutional Shares	1,052,892	379,861	282,801	1,149,952	10,556,561	253,941
Federated Kaufmann Fund, Class A Shares	2,668,679	414,311	285,302	2,797,688	10,603,239	--
Prime Value Obligations Fund, Institutional Shares	299,144	4,655,970	4,654,677	300,437	300,437	2,102
TOTAL OF AFFILIATED TRANSACTIONS	4,912,801	5,662,308	5,320,363	5,254,746	$42,679,691	$978,223

Pursuant to section 12(d)(1)(g) of the Act, the Fund may invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Capital Appreciation Fund, Institutional Shares (Capital Appreciation)	To provide capital appreciation.
Federated InterContinental Fund, Institutional Shares (InterContinental)	To provide long-term capital appreciation through investing in international stocks.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation.
Prime Value Obligations Fund, Institutional Shares (Prime Value)	To provide current income consistent with stability of principal and liquidity.

Income distributions from Intermediate Corporate Bond and Prime Value are declared daily and paid monthly. Income distributions from Capital Appreciation, InterContinental and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website or upon request from the Fund.

Effective January 2, 2008, Capital Appreciation, Class A Shares was replaced with Capital Appreciation, Institutional Shares.

Effective January 29, 2008, Federated American Leaders Fund, Inc. was replaced with InterContinental, whose investment objective is to provide long-term capital appreciation through investing in international stocks.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$9,228,000
Sales	$5,904,000

7. RISKS OF INVESTING IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED BALANCED ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it pursues its investment objective by investing in a combination of other Federated mutual funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861

35115 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Target ETF Fund 2015

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2009

Class A Shares

Class K Shares

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured - May Lose Value - No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period:	$8.11	$11.43	$10.69	$10.00
Income From Investment Operations:
Net investment income	0.08	0.29	0.23 [2]	0.16 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.47	(3.33)	0.65	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.55	(3.04)	0.88	0.69
Less Distributions:
Distributions from net investment income	(0.22)	(0.20)	(0.13)	—
Distributions from net realized gain on investments	—-	(0.08)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.22)	(0.28)	(0.14)	—
Net Asset Value, End of Period	$8.44	$8.11	$11.43	$10.69
Total Return[3]	6.85%	(27.27)%	8.27%	6.90%

Ratios to Average Net Assets:
Net expenses	0.55%[4]	0.53%	0.49%	0.42%[4]
Net investment income	2.62%[4]	3.06%	2.10%	2.37%[4]
Expense waiver/reimbursement[5]	8.43%[4]	7.10%	19.53%	124.62%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,557	$3,145	$2,464	$332
Portfolio turnover	106%	135%	72%	50%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period:	$8.08	$11.40	$10.70	$10.00
Income From Investment Operations:
Net investment income	0.08	0.21	0.21 [2]	0.08 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.44	(3.29)	0.61	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.52	(3.08)	0.82	0.70
Less Distributions:
Distributions from net investment income	(0.19)	(0.16)	(0.11)	—
Distributions from net realized gain on investments	—-	(0.08)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.19)	(0.24)	(0.12)	—
Net Asset Value, End of Period	$8.41	$8.08	$11.40	$10.70
Total Return[3]	6.53%	(27.60)%	7.74%	7.00%

Ratios to Average Net Assets:
Net expenses	1.00%[4]	1.00%	1.00%	1.00%[4]
Net investment income	2.28%[4]	2.44%	1.87%	1.23%[4]
Expense waiver/reimbursement[5]	8.20%[4]	6.95%	19.53%	124.62%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,310	$2,944	$1,095	$571
Portfolio turnover	106%	135%	72%	50%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period:	$8.13	$11.45	$10.69	$10.00
Income From Investment Operations:
Net investment income	0.10	0.33	0.27 [2]	0.19 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.45	(3.36)	0.63	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.55	(3.03)	0.90	0.69
Less Distributions:
Distributions from net investment income	(0.23)	(0.21)	(0.13)	—
Distributions from net realized gain on investments	—-	(0.08)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.29)	(0.14)	—
Net Asset Value, End of Period	$8.45	$8.13	$11.45	$10.69
Total Return[3]	6.95%	(27.15)%	8.51%	6.90%

Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.29%	0.29%	0.25%[4]
Net investment income	3.00%[4]	3.53%	2.45%	2.95%[4]
Expense waiver/reimbursement[5]	8.32%[4]	7.23%	19.53%	124.62%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$940	$786	$873	$113
Portfolio turnover	106%	135%	72%	50%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,068.50	$2.84
Class K Shares	$1,000	$1,065.30	$5.15
Institutional Shares	$1,000	$1,069.50	$1.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.19	$2.77
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.44	$1.51

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.55%
Class K Shares	1.00%
Institutional Shares	0.30%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund’s portfolio composition1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds and Common Stocks	41.7%
Domestic Fixed-Income ETF Funds and Mutual Funds	37.6%
Foreign Stock ETF Funds	16.2%
Foreign Fixed-Income Mutual Funds	0.7%
U.S. Treasury Securities[2]	0.2%
Cash Equivalents[3]	1.4%
Derivative Contracts[4]	0.2%
Other Assets and Liabilities-Net[5]	2.0%
TOTAL	100.0%
1See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2Includes a U.S. Treasury security pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

4Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—1.9%
		Consumer Discretionary—1.3%
155	[1]	Apollo Group, Inc., Class A	$9,160
400		Carnival Corp.	10,176
314		International Game Technology	5,451
1,107		McDonald’s Corp.	65,302
759	[1]	Starbucks Corp.	10,922
432		Yum! Brands, Inc.	14,960
		TOTAL	115,971
		Industrials—0.6%
178		Avery Dennison Corp.	4,906
206		Cintas Corp.	4,798
190		Donnelley (R.R.) & Sons Co.	2,561
173		Equifax, Inc.	4,709
320		Pitney Bowes, Inc.	7,322
1,069		Waste Management, Inc.	29,494
		TOTAL	53,790
		Information Technology—0.0%
111	[1]	Monster Worldwide, Inc.	1,296
		TOTAL COMMON STOCKS(IDENTIFIED COST $157,136)	171,057
		EXCHANGE-TRADED FUNDS—86.0%
		STOCK ETFS—56.0%
		Domestic Stock ETFs—39.8%
2,441		Consumer Staples Select Sector SPDR Fund	56,411
679		iShares Dow Jones US Healthcare Providers Index Fund	25,435
725		iShares Dow Jones US Medical Equipment Index Fund	30,225
2,004		iShares Dow Jones US Transportation Index Fund	115,390
17,576		iShares S&P 500 Index Fund	1,633,865
2,335		iShares S&P GSTI Semiconductor Index Fund	85,041
5,058		iShares S&P Midcap 400 Index	291,037
3,780		iShares S&P North American Technology-Multimedia Networking Index Fund	87,016
23,036		iShares S&P SmallCap 600 Index Fund	1,007,595
1,535		SPDR Pharmaceuticals ETF	43,103
306		SPDR S&P Biotech ETF	14,367
4,054		SPDR S&P Retail ETF	111,323
		TOTAL DOMESTIC STOCK ETFS	3,500,808
		Foreign Stock ETFs—16.2%
11,034		Dow Jones Euro Stoxx 50 Fund	389,280
400		iShares MSCI Brazil Index Fund	22,072
11,640		iShares MSCI Canada Index Fund	269,000
10,046		iShares MSCI Emerging Market	334,130
1,131		iShares MSCI Germany Index Fund	21,851
7,080		iShares MSCI Japan Index Fund	66,340
1,392		iShares MSCI Netherlands Index Fund	22,133
686		iShares MSCI South Korea Index Fund	24,758
20,495		iShares MSCI United Kingdom Index Fund	281,396
		TOTAL FOREIGN STOCK ETFS	1,430,960
		TOTAL STOCK ETFS (IDENTIFIED COST $4,632,838)	4,931,768
		FIXED-INCOME ETFS—30.0%
		Domestic Fixed-Income ETFs—30.0%
3,211		iShares Barclays 1-3 Year Treasury Bond Fund	269,596
2,481		iShares Barclays 3-7 Year Treasury Bond Fund	277,227
2,050		iShares Barclays 7-10 Year Treasury Bond Fund	187,472
1,032		iShares Barclays 10-20 Year Treasury Bond Fund	112,240
9,752		iShares Barclays Credit Bond Fund	933,559
8,141		iShares Barclays MBS Bond Fund	857,654
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $2,560,303)	2,637,748
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,193,141)	7,569,516
		U.S. TREASURY—0.2%
$19,000	[2,3]	United States Treasury Bill, 0.09%, 7/9/2009 (IDENTIFIED COST $18,997)	18,998
		MUTUAL FUNDS—9.7%[4]
3,002		Emerging Markets Fixed Income Core Fund	60,771
44,224		Federated Mortgage Core Portfolio	443,567
42,172		High Yield Bond Portfolio	227,308
119,466	[5]	Prime Value Obligations Fund, Institutional Shares, 0.87%	119,466
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $825,214)	851,112
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $8,194,488)[6]	8,610,683
		OTHER ASSETS AND LIABILITIES – NET—2.2%[7]	195,117
		TOTAL NET ASSETS—100%	$8,805,800
At May 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Long Futures	4	$183,620	June 2009	$13,909
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1Non-income producing security.

2Discount rate at time of purchase.

3Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4Affiliated companies.

57-Day net yield.

6The cost of investments for federal tax purposes amounts to $8,194,648.

7Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds**	$8,591,685	$13,909
Level 2 – Other Significant Observable Inputs	18,998	—
Level 3 – Significant Unobservable Inputs	—	—
TOTAL	$8,610,683	$13,909
* Other financial instruments include futures contracts.

**Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ETFs – Exchange Traded Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $851,112 of investments in affiliated issuers (Note 5) (identified cost $8,194,488)		$8,610,683
Cash		143
Income receivable		487
Receivable for investments sold		315,936
Receivable for shares sold		3,304
Receivable for daily variation margin		2,600
TOTAL ASSETS		8,933,153
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$97,163
Payable for printing and postage	8,411
Payable for portfolio accounting fees	11,714
Payable for Directors’/Trustees’ fees	1,539
Payable for distribution services fee (Note 5)	1,394
Payable for shareholder services fee (Note 5)	953
Accrued expenses	6,179
TOTAL LIABILITIES		127,353
Net assets for 1,044,390 shares outstanding		$8,805,800
Net Assets Consist of:
Paid-in capital		$10,547,302
Net unrealized appreciation of investments and futures contracts		430,104
Accumulated net realized loss on investments and futures contracts		(2,221,885)
Undistributed net investment income		50,279
TOTAL NET ASSETS		$8,805,800
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($4,556,548 ÷ 539,889 shares outstanding), no par value, unlimited shares authorized		$8.44
Offering price per share (100/94.50 of $8.44)		$8.93
Redemption proceeds per share		$8.44
Class K Shares:
Net asset value per share ($3,309,549 ÷ 393,357 shares outstanding), no par value, unlimited shares authorized		$8.41
Offering price per share		$8.41
Redemption proceeds per share		$8.41
Institutional Shares:
Net asset value per share ($939,703 ÷ 111,144 shares outstanding), no par value, unlimited shares authorized		$8.45
Offering price per share		$8.45
Redemption proceeds per share		$8.45
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $29,630 received from affiliated issuers) (Note 5)			$121,579
Investment income allocated from affiliated partnership (Note 5)			1,859
TOTAL INCOME			123,438
Expenses:
Investment adviser fee (Note 5)		$9,551
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		7,136
Transfer and dividend disbursing agent fees and expenses – Class A Shares		57,431
Transfer and dividend disbursing agent fees and expenses – Class K Shares		46,712
Transfer and dividend disbursing agent fees and expenses – Institutional Shares		11,980
Directors’/Trustees’ fees		2,754
Auditing fees		717
Legal fees		6,314
Portfolio accounting fees		34,350
Distribution services fee—Class K Shares (Note 5)		7,776
Shareholder services fee—Class A Shares (Note 5)		4,650
Share registration costs		18,129
Printing and postage		21,567
Miscellaneous		1,373
TOTAL EXPENSES		345,125
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(9,551)
Waiver of administrative personnel and services fee	(22,400)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Class A Shares	(752)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Institutional Shares	(51)
Reimbursement of other operating expenses	(285,196)
TOTAL WAIVERS AND REIMBURSEMENTS		(317,950)
Net expenses			27,175
Net investment income			96,263
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $15,564 on sale of investments in affiliated issuers) (Note 5)			(1,511,356)
Net realized loss allocated from affiliated partnership			(2,467)
Net change in unrealized depreciation of investments			1,962,047
Net change in unrealized appreciation of futures contracts			13,909
Net realized and unrealized gain on investments and futures contracts			462,133
Change in net assets resulting from operations			$558,396
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$96,263	$189,011
Net realized loss on investments, including allocation from partnership and futures contracts	(1,513,823)	(703,242)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,975,956	(1,662,047)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	558,396	(2,176,278)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(93,151)	(44,430)
Class K Shares	(74,316)	(16,681)
Institutional Shares	(22,632)	(22,814)
Distributions from net realized gain on investments
Class A Shares	—-	(17,154)
Class K Shares	—-	(7,984)
Institutional Shares	—-	(8,343)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(190,099)	(117,406)
Share Transactions:
Proceeds from sale of shares	4,044,340	7,159,736
Net asset value of shares issued to shareholders in payment of distributions declared	175,299	104,361
Cost of shares redeemed	(2,657,223)	(2,527,575)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,562,416	4,736,522
Change in net assets	1,930,713	2,442,838
Net Assets:
Beginning of period	6,875,087	4,432,249
End of period (including undistributed net investment income of $50,279 and $144,115, respectively)	$8,805,800	$6,875,087
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION
Federated Managed Allocation Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2015 (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund’s target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Additional Disclosure Related to Derivative Instruments

	Fair Value of Derivative Instruments
	Asset			Liability
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Equity contracts	Receivable for daily variation margin	$13,909	*	—-	—-
* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments.  Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$13,909

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	329,965	$2,601,915	263,282	$2,694,061
Shares issued to shareholders in payment of distributions declared	11,196	90,350	5,354	59,596
Shares redeemed	(189,117)	(1,483,548)	(96,421)	(955,104)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	152,044	$1,208,717	172,215	$1,798,553

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	152,915	$1,200,791	373,189	$3,701,951
Shares issued to shareholders in payment of distributions declared	9,220	74,316	2,216	24,665
Shares redeemed	(133,186)	(1,029,162)	(107,009)	(1,032,212)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	28,949	$245,945	268,396	$2,694,404

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,678	$241,634	71,741	$763,724
Shares issued to shareholders in payment of distributions declared	1,318	10,633	1,804	20,100
Shares redeemed	(19,434)	(144,513)	(53,250)	(540,259)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,562	$107,754	20,295	$243,565
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	195,555	$1,562,416	460,906	$4,736,522

4. FEDERAL TAX INFORMATION
At May 31, 2009, the cost of investments for federal tax purposes was $8,194,648. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $416,035. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $459,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,845.

At November 30, 2008, the Fund had a capital loss carryforward of $311,607 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.  The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $9,453 of its fee and voluntarily reimbursed $285,196 of other operating expenses. For the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $803 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 2.416% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,400 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $120 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund’s Class A Shares did not incur a distribution services fee.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $188 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund’s Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $98. Transactions with affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income/Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,992	1,010	—-	3,002	$60,771	$1,859
Federated Mortgage Core Portfolio	62,805	47,900	66,481	44,224	443,567	16,669
High Yield Bond Portfolio	35,171	24,412	17,411	42,172	227,308	11,481
Prime Value Obligations Fund, Institutional Shares	81,231	4,658,146	4,619,911	119,466	119,466	1,480
TOTAL OF AFFILIATED TRANSACTIONS	181,199	4,731,468	4,703,803	208,864	$851,112	$31,489

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$9,092,451
Sales	$7,928,846

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS
Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS
In April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. SUBSEQUENT EVENT
On June 10, 2009, the Fund’s shareholders approved the reorganization of the Fund into Federated Stock and Bond Fund. This occurred as a tax-free reorganization at the close of business on June 12, 2009.

Shareholder Meeting Results (unaudited)

A Special Meeting of Fund shareholders was held on June 10, 2009. On April 15, 2009, the record date for shareholders voting at the meeting, there were 1,006,502 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. The matter was approved.

To approve or disapprove a Proposed Agreement and Plan of Reorganization, pursuant to which the Federated Stock and Bond Fund, would acquire all of the Assets of Federated Target ETF Fund 2015, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class K Shares and Institutional Shares of the Federated Stock and Bond Fund to be distributed pro rata by Federated Target ETF Fund 2015 to its shareholders in complete liquidation and termination of the Federated Target ETF Fund 2015:

For	Against	Abstentions and Broker Non-Votes
539,525	32,917	5,407

Evaluation and Approval of Advisory Contract –May 2009

FEDERATED TARGET ETF FUND 2015 (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for the one- year period covered by the report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institutional or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 314212853

Cusip 314212838

Cusip 314212846

35123 (7/09)

Federated Target ETF Fund 2025

A Portfolio of Federated Managed Allocation Portfolios
SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2009

CLASS A SHARES

CLASS K SHARES

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period	$7.51	$11.67	$10.83	$10.00
Income From Investment Operations:
Net investment income	0.07	0.27 [2]	0.17 [2]	0.13 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.46	(4.12)	0.79	0.70
TOTAL FROM INVESTMENT OPERATIONS	0.53	(3.85)	0.96	0.83
Less Distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.12)	—
Distributions from net realized gain on investments	—	(0.12)	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.31)	(0.12)	—
Net Asset Value, End of Period	$7.85	$7.51	$11.67	$10.83
Total Return[3]	7.15%	(33.88)%	8.98%	8.30%

Ratios to Average Net Assets:
Net expenses	0.55%[4]	0.53%	0.50%	0.40%[4]
Net investment income	2.29%[4]	2.68%	1.55%	2.02%[4]
Expense waiver/reimbursement[5]	6.14%[4]	4.42%	9.19%	106.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,486	$4,459	$4,637	$765
Portfolio turnover	92%	123%	75%	2%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period	$7.46	$11.58	$10.80	$10.00
Income From Investment Operations:
Net investment income	0.07	0.19 [2]	0.11 [2]	0.08 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.44	(4.06)	0.79	0.72
TOTAL FROM INVESTMENT OPERATIONS	0.51	(3.87)	0.90	0.80
Less Distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.12)	—
Distributions from net realized gain on investments	—	(0.12)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.25)	(0.12)	—
Net Asset Value, End of Period	$7.80	$7.46	$11.58	$10.80
Total Return[3]	6.93%	(34.14)%	8.38%	8.00%

Ratios to Average Net Assets:
Net expenses	1.00%[4]	1.00%	1.00%	1.00%[4]
Net investment income	1.88%[4]	2.01%	1.02%	1.24%[4]
Expense waiver/reimbursement[5]	6.08%[4]	4.38%	9.19%	106.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,737	$4,329	$2,161	$323
Portfolio turnover	92%	123%	75%	2%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period	$7.53	$11.68	$10.83	$10.00
Income From Investment Operations:
Net investment income	0.11	0.31 [2]	0.23 [2]	0.14 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.43	(4.13)	0.75	0.69
TOTAL FROM INVESTMENT OPERATIONS	0.54	(3.82)	0.98	0.83
Less Distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.13)	—
Distributions from net realized gain on investments	—	(0.12)	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.33)	(0.13)	—
Net Asset Value, End of Period	$7.86	$7.53	$11.68	$10.83
Total Return[3]	7.31%	(33.69)%	9.13%	8.30%

Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.28%	0.29%	0.25%[4]
Net investment income	2.78%[4]	3.10%	2.06%	2.13%[4]
Expense waiver/reimbursement[5]	5.86%[4]	4.45%	9.19%	106.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$993	$1,165	$1,307	$420
Portfolio turnover	92%	123%	75%	2%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,071.50	$2.84
Class K Shares	$1,000	$1,069.30	$5.16
Institutional Shares	$1,000	$1,073.10	$1.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.19	$2.77
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.44	$1.51

1Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.55%
Class K Shares	1.00%
Institutional Shares	0.30%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund’s portfolio composition1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds and Common Stocks	56.5%
Domestic Fixed-Income ETF Funds and Mutual Funds	20.3%
Foreign Stock ETF Funds	20.1%
Foreign Fixed-Income Mutual Funds	0.4%
U.S. Treasury Securities[2]	0.2%
Cash Equivalents[3]	4.1%
Derivative Contracts[4]	0.2%
Other Assets and Liabilities - Net[5]	(1.8)%
TOTAL	100.0%

1See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2Includes a U.S. Treasury security pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

4Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments
May 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—1.9%
		Consumer Discretionary—1.3%
253	[1]	Apollo Group, Inc., Class A	$14,952
519		Carnival Corp.	13,203
364		International Game Technology	6,319
1,684		McDonald’s Corp.	99,339
978	[1]	Starbucks Corp.	14,073
597		Yum! Brands, Inc.	20,674
		TOTAL	168,560
		Industrials—0.6%
183		Avery Dennison Corp.	5,043
249		Cintas Corp.	5,799
380		Donnelley (R.R.) & Sons Co.	5,122
319		Equifax, Inc.	8,683
378		Pitney Bowes, Inc.	8,649
1,627		Waste Management, Inc.	44,889
		TOTAL	78,185
		Information Technology—0.0%
221	[1]	Monster Worldwide, Inc.	2,581
		TOTAL COMMON STOCKS (IDENTIFIED COST $227,679)	249,326
		EXCHANGE-TRADED FUNDS—89.0%
		STOCK ETFS—74.7%
		Domestic Stock ETFs—54.6%
3,624		Consumer Staples Select Sector SPDR Fund	83,751
1,126		iShares Dow Jones US Healthcare Providers Index Fund	42,180
1,170		iShares Dow Jones US Medical Equipment Index Fund	48,777
2,983		iShares Dow Jones US Transportation Index Fund	171,761
5,514		iShares S&P North American Technology-Multimedia Networking Index Fund	126,932
44,889		iShares S&P 500 Index Fund	4,172,881
3,436		iShares S&P GSTI Semiconductor Index Fund	125,139
10,185		iShares S&P Midcap 400 Index Fund	586,045
36,818		iShares S&P SmallCap 600 Index Fund	1,610,419
2,217		SPDR Pharmaceuticals ETF	62,253
439		SPDR S&P Biotech ETF	20,611
6,269		SPDR S&P Retail ETF	172,147
		TOTAL DOMESTIC STOCK ETFS	7,222,896
		Foreign Stock ETFs—20.1%
20,964		Dow Jones Euro Stoxx 50 Fund	739,610
992		iShares MSCI Brazil Index Fund	54,739
19,285		iShares MSCI Canada Index Fund	445,676
16,995		iShares MSCI Emerging Market Index Fund	565,254
2,687		iShares MSCI Germany Index Fund	51,913
19,759		iShares MSCI Japan Index Fund	185,142
3,336		iShares MSCI Netherlands Index Fund	53,042
1,507		iShares MSCI South Korea Index Fund	54,388
36,596		iShares MSCI United Kingdom Index Fund	502,463
		TOTAL FOREIGN STOCK ETFS	2,652,227
		TOTAL STOCK ETFS (IDENTIFIED COST $9,250,642)	9,875,123
		FIXED-INCOME ETFS—14.3%
		Domestic Fixed-Income ETFs—14.3%
2,564		iShares Barclays 1-3 Year Treasury Bond Fund	215,274
2,004		iShares Barclays 3-7 Year Treasury Bond Fund	223,927
1,630		iShares Barclays 7-10 Year Treasury Bond Fund	149,064
827		iShares Barclays 10-20 Year Treasury Bond Fund	89,945
7,903		iShares Barclays Credit Bond Fund	756,554
4,309		iShares Barclays MBS Fixed-Rate Bond Fund	453,953
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $1,824,256)	1,888,717
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,074,898)	11,763,840
		U.S. TREASURY—0.2%
$28,000	[2,3]	United States Treasury Bill, 0.09%, 7/9/2009	27,998
2,000	[2,3]	United States Treasury Bill, 0.18%, 9/3/2009	1,999
		TOTAL U.S. TREASURY (IDENTIFIED COST $29,994)	29,997
		MUTUAL FUNDS—10.5%[4]
2,312		Emerging Markets Fixed Income Core Fund	46,798
60,242		Federated Mortgage Core Portfolio	604,229
34,331		High Yield Bond Portfolio	185,043
543,185	[5]	Prime Value Obligations Fund, Institutional Shares, 0.87%	543,185
		TOTAL MUTUAL FUNDS IDENTIFIED COST $1,360,090)	1,379,255
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $12,692,661)[6]	13,422,418
		OTHER ASSETS AND LIABILITIES – NET—(1.6)%[7]	(206,300)
		TOTAL NET ASSETS—100%	$13,216,118

At May 31, 2009, the Fund had the following open futures contracts:

Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Long Futures	6	$275,430	June 2009	$20,864
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1Non-income producing security.

2Discount rate at time of purchase.

3Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4Affiliated companies.

57-Day net yield.

6The cost of investments for federal tax purposes amounts to $12,692,784.

7Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices and Investments in Mutual Funds**	$13,392,421	$20,864
Level 2—Other Significant Observable Inputs	29,997	—
Level 3—Significant Unobservable Inputs	—	—
TOTAL	$13,422,418	$20,864
*Other financial instruments include futures contracts.

**Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ETFs	—Exchange Traded Funds
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,379,255 of investments in affiliated issuers (Note 5) (identified cost $12,692,661)		$13,422,418
Cash		240
Income receivable		725
Receivable for investments sold		95,868
Receivable for shares sold		4,463
Receivable for daily variation margin		3,900
TOTAL ASSETS		13,527,614
Liabilities:
Payable for investments purchased	$105,136
Payable for shares redeemed	71,492
Payable for transfer and dividend disbursing agent fees and expenses	105,058
Payable for Directors’/Trustees’ fees	1,560
Payable for portfolio accounting fees	11,700
Payable for distribution services fee (Note 5)	2,373
Payable for shareholder services fee (Note 5)	1,292
Accrued expenses	12,885
TOTAL LIABILITIES		311,496
Net assets for 1,688,688 shares outstanding		$13,216,118
Net Assets Consist of:
Paid-in capital		$16,938,501
Net unrealized appreciation of investments and futures contracts		750,621
Accumulated net realized loss on investments and futures contracts		(4,519,490)
Undistributed net investment income		46,486
TOTAL NET ASSETS		$13,216,118
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($6,486,400 ÷ 826,516 shares outstanding), no par value, unlimited shares authorized		$7.85
Offering price per share (100/94.50 of $7.85)		$8.31
Redemption proceeds per share		$7.85
Class K Shares:
Net asset value per share ($5,737,188 ÷ 735,830 shares outstanding), no par value, unlimited shares authorized		$7.80
Offering price per share		$7.80
Redemption proceeds per share		$7.80
Institutional Shares:
Net asset value per share ($992,530 ÷ 126,342 shares outstanding), no par value, unlimited shares authorized		$7.86
Offering price per share		$7.86
Redemption proceeds per share		$7.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $29,158 received from affiliated issuers) (Note 5)			$153,904
Investment income allocated from affiliated partnership (Note 5)			1,334
TOTAL INCOME			155,238
Expenses:
Investment adviser fee (Note 5)		$13,449
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		7,183
Transfer and dividend disbursing agent fees and expenses—Class A Shares		59,242
Transfer and dividend disbursing agent fees and expenses—Class K Shares		59,005
Transfer and dividend disbursing agent fees and expenses—Institutional Shares		10,166
Directors’/Trustees’ fees		2,789
Auditing fees		717
Legal fees		4,371
Portfolio accounting fees		34,350
Distribution services fee—Class K Shares (Note 5)		11,929
Shareholder services fee—Class A Shares (Note 5)		5,475
Share registration costs		17,889
Printing and postage		23,998
Miscellaneous		1,536
TOTAL EXPENSES		366,784
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(13,449)
Waiver of administrative personnel and services fee	(22,385)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Class A Shares	(282)
Reimbursement of other operating expenses	(291,344)
TOTAL WAIVERS AND REIMBURSEMENTS		(327,460)
Net expenses			39,324
Net investment income			115,914
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(5,760) on sale of investments in affiliated issuers (Note 5))			(3,148,998)
Net realized loss allocated from affiliated partnership			(1,825)
Net change in unrealized depreciation of investments			3,936,459
Net change in unrealized appreciation of futures contracts			20,864
Net realized and unrealized gain on investments and futures contracts			806,500
Change in net assets resulting from operations			$922,414
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$115,914	$268,147
Net realized loss on investments, including allocation from partnership and futures contracts	(3,150,823)	(1,363,752)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,957,323	(3,454,259)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	922,414	(4,549,864)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(117,054)	(81,263)
Class K Shares	(103,072)	(26,376)
Institutional Shares	(32,520)	(33,383)
Distributions from net realized gain on investments
Class A Shares	—	(49,614)
Class K Shares	—	(23,401)
Institutional Shares	—	(19,155)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,646)	(233,192)
Share Transactions:
Proceeds from sale of shares	4,441,568	10,926,672
Net asset value of shares issued to shareholders in payment of distributions declared	238,109	200,258
Cost of shares redeemed	(2,085,763)	(4,496,614)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,593,914	6,630,316
Change in net assets	3,263,682	1,847,260
Net Assets:
Beginning of period	9,952,436	8,105,176
End of period (including undistributed net investment income of $46,486 and $183,218, respectively)	$13,216,118	$9,952,436
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION
Federated Managed Allocation Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2025 (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund’s target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Equity contracts	Receivable for daily variation margin	$20,864*	—	—
* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Futures
Equity contracts	$20,864

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	335,145	$2,401,549	373,189	$3,779,701
Shares issued to shareholders in payment of distributions declared	15,402	114,593	9,773	110,729
Shares redeemed	(118,089)	(840,342)	(186,360)	(1,566,236)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	232,458	$1,675,800	196,602	$2,324,194

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	263,002	$1,875,083	602,710	$5,844,869
Shares issued to shareholders in payment of distributions declared	13,929	103,072	4,405	49,777
Shares redeemed	(121,660)	(869,353)	(213,175)	(2,085,330)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	155,271	$1,108,802	393,940	$3,809,316

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,203	$164,936	121,844	$1,302,102
Shares issued to shareholders in payment of distributions declared	2,748	20,444	3,509	39,752
Shares redeemed	(54,423)	(376,068)	(82,428)	(845,048)
NET CHANGE RESULTING FROM institutional SHARE TRANSACTIONS	(28,472)	$(190,688)	42,925	$496,806
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	359,257	$2,593,914	633,467	$6,630,316

4. FEDERAL TAX INFORMATION
At May 31, 2009, the cost of investments for federal tax purposes was $12,692,784. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $729,634. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $846,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $117,104.

At November 30, 2008, the Fund had a capital loss carryforward of $632,759 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.  The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $13,304 of its fee and voluntarily reimbursed $291,344 of other operating expenses. For the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $282 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 1.716% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,385 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $459 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund’s Class A Shares did not incur a distribution services fee.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $104 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund’s Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $145. Transactions with the affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,439	873	—	2,312	$46,798	$1,334
Federated Mortgage Core Portfolio	65,560	47,975	53,293	60,242	604,229	18,059
High Yield Bond Portfolio	26,954	15,893	8,516	34,331	185,043	8,956
Prime Value Obligations Fund, Institutional Shares	173,147	4,664,624	4,294,586	543,185	543,185	2,143
TOTAL OF AFFILIATED TRANSACTIONS	267,100	4,729,365	4,356,395	640,070	$1,379,255	$30,492

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2009, were as follows:

Purchases	$11,975,977
Sales	$9,785,206

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS
Each of the underlying ETF funds in which the Fund invests has its own investment risks, and thoses risks can affect the value of the Fund’s investments and therefore the value if the Fund’s shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS
In April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. SUBSEQUENT EVENT
On June 10, 2009, the Fund’s shareholders approved the reorganization of the Fund into Federated Stock and Bond Fund. This occurred as a tax-free reorganization at the close of business on  June 12, 2009.

Shareholder Meeting Results (unaudited)

A Special Meeting of fund shareholders was held on June 10, 2009. On April 15, 2009, the record date for shareholders voting at the meeting, there were 1,542,002 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. The matter was approved.

To approve or disapprove a Proposed Agreement and Plan of Reorganization, pursuant to which the Federated Stock and Bond Fund, would acquire all of the Assets of Federated Target ETF Fund 2025, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class K Shares and Institutional Shares of the Federated Stock and Bond Fund to be distributed pro rata by Federated Target ETF Fund 2025 to its shareholders in complete liquidation and termination of the Federated Target ETF Fund 2025:

For	Against	Abstentions and Broker Non-Votes
758,407	14,263	23,124

Evaluation and Approval of Advisory Contract –May 2009

FEDERATED TARGET ETF FUND 2025 (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for the one- year period covered by the report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 314212820

Cusip 314212796

Cusip 314212812

35124 (7/09)

Federated Target ETF Fund 2035

A Portfolio of Federated Managed Allocation Portfolios
SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2009

CLASS A SHARES

CLASS K SHARES

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period	$7.13	$11.64	$10.77	$10.00
Income From Investment Operations:
Net investment income	0.06	0.23	0.14 [2]	0.12 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.46	(4.46)	0.85	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.52	(4.23)	0.99	0.77
Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.12)	—
Distributions from net realized gain on investments	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.28)	(0.12)	—
Net Asset Value, End of Period	$7.50	$7.13	$11.64	$10.77
Total Return[3]	7.35%	(37.28)%	9.23%	7.70%
Ratios to Average Net Assets:
Net expenses	0.55%[4]	0.52%	0.48%	0.40%[4]
Net investment income	2.01%[4]	2.47%	1.28%	1.88%[4]
Expense waiver/reimbursement[5]	8.87%[4]	6.88%	15.32%	131.94%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,424	$2,986	$2,747	$486
Portfolio turnover	92%	106%	86%	2%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Class K Shares
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period	$7.05	$11.53	$10.71	$10.00
Income From Investment Operations:
Net investment income	0.06	0.16	0.08 [2]	0.02 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.43	(4.40)	0.84	0.69
TOTAL FROM INVESTMENT OPERATIONS	0.49	(4.24)	0.92	0.71
Less Distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.10)	—
Distributions from net realized gain on investments	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.24)	(0.10)	—
Net Asset Value, End of Period	$7.42	$7.05	$11.53	$10.71
Total Return[3]	7.10%	(37.59)%	8.69%	7.10%
Ratios to Average Net Assets:
Net expenses	1.00%[4]	1.00%	1.00%	1.00%[4]
Net investment income	1.63%[4]	1.74%	0.70%	0.25%[4]
Expense waiver/reimbursement[5]	8.63%[4]	6.75%	15.32%	131.94%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,432	$3,213	$1,227	$196
Portfolio turnover	92%	106%	86%	2%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2009	2008	2007	11/30/2006 [1]
Net Asset Value, Beginning of Period	$7.15	$11.66	$10.77	$10.00
Income From Investment Operations:
Net investment income	0.11	0.23	0.21 [2]	0.13 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.41	(4.46)	0.80	0.64
TOTAL FROM INVESTMENT OPERATIONS	0.52	(4.23)	1.01	0.77
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.12)	—
Distributions from net realized gain on investments	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.12)	—
Net Asset Value, End of Period	$7.51	$7.15	$11.66	$10.77
Total Return[3]	7.44%	(37.16)%	9.47%	7.70%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.29%	0.30%	0.25%[4]
Net investment income	2.82%[4]	2.68%	1.87%	1.97%[4]
Expense waiver/reimbursement[5]	7.96%[4]	6.86%	15.32%	131.94%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$757	$1,278	$1,399	$410
Portfolio turnover	92%	106%	86%	2%
1Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,073.50	$2.84
Class K Shares	$1,000	$1,071.00	$5.16
Institutional Shares	$1,000	$1,074.40	$1.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.19	$2.77
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.44	$1.51

1Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.55%
Class K Shares	1.00%
Institutional Shares	0.30%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund’s portfolio composition1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds and Common Stocks	65.5%
Foreign Stock ETF Funds	22.3%
Domestic Fixed Income ETF Funds and Mutual Funds	9.8%
Foreign Fixed Income Mutual Funds	0.2%
U.S. Treasury Securities[2]	0.2%
Cash Equivalents[3]	2.4%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities-Net[5]	(0.5)%
TOTAL	100.0%
1See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2Includes a U.S. Treasury security pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments
May 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—1.9%
		Consumer Discretionary—1.3%
165	[1]	Apollo Group, Inc., Class A	$9,752
381		Carnival Corp.	9,693
259		International Game Technology	4,496
1,177		McDonald’s Corp.	69,431
692	[1]	Starbucks Corp.	9,958
465		Yum! Brands, Inc.	16,103
		TOTAL	119,433
		Industrials—0.6%
215		Avery Dennison Corp.	5,925
297		Cintas Corp.	6,917
230		Donnelley (R.R.) & Sons Co.	3,100
261		Equifax, Inc.	7,104
286		Pitney Bowes, Inc.	6,544
1,093		Waste Management, Inc.	30,156
		TOTAL	59,746
		Information Technology—0.0%
260	[1]	Monster Worldwide, Inc.	3,037
		TOTAL COMMON STOCKS (IDENTIFIED COST $167,874)	182,216
		EXCHANGE-TRADED FUNDS—92.1%
		STOCK ETFs—85.9%
		Domestic Stock ETFs—63.6%
2,773		Consumer Staples Select Sector SPDR Fund	64,084
806		iShares Dow Jones US Healthcare Providers Index Fund	30,193
820		iShares Dow Jones US Medical Equipment Index Fund	34,186
2,209		iShares Dow Jones US Transportation Index Fund	127,194
4,047		iShares S&P North American Technology-Multimedia Networking Index Fund	93,162
40,766		iShares S&P 500 Index Fund	3,789,607
2,472		iShares S&P GSTI Semiconductor Index Fund	90,030
8,609		iShares S&P Midcap 400 Index Fund	495,362
27,402		iShares S&P SmallCap 600 Index Fund	1,198,564
1,678		SPDR Pharmaceuticals ETF	47,118
392		SPDR S&P Biotech ETF	18,404
4,539		SPDR S&P Retail ETF	124,641
		TOTAL DOMESTIC STOCK ETFS	6,112,545
		Foreign Stock ETFs—22.3%
16,603		Dow Jones Euro Stoxx 50 Index Fund	585,754
1,094		iShares MSCI Brazil Index Fund	60,367
14,609		iShares MSCI Canada Index Fund	337,614
12,571		iShares MSCI Emerging Market Index Fund	418,111
3,160		iShares MSCI Germany Index Fund	61,051
18,105		iShares MSCI Japan Index Fund	169,644
3,725		iShares MSCI Netherlands Index Fund	59,228
1,568		iShares MSCI South Korea Index Fund	56,589
29,089		iShares MSCI United Kingdom Index Fund	399,392
		TOTAL FOREIGN STOCK ETFS	2,147,750
		TOTAL STOCK ETFS (IDENTIFIED COST $8,052,929)	8,260,295

		FIXED-INCOME ETFS—6.2%
		Domestic Fixed-Income ETFs—6.2%
926		iShares Barclays 1-3 Year Treasury Bond Fund	77,747
713		iShares Barclays 3-7 Year Treasury Bond Fund	79,671
572		iShares Barclays 7-10 Year Treasury Bond Fund	52,309
306		iShares Barclays 10-20 Year Treasury Bond Fund	33,281
2,781		iShares Barclays Credit Bond Fund	266,225
802		iShares Barclays MBS Bond Fund	84,491
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $571,112)	593,724
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $8,624,041)	8,854,019
		U.S. TREASURY—0.2%
$24,000	[2,3]	United States Treasury Bill, 0.09%, 7/9/2009 (IDENTIFIED COST $23,996)	23,998
		MUTUAL FUNDS—6.2%[4]
792		Emerging Markets Fixed Income Core Fund	16,024
28,170		Federated Mortgage Core Portfolio	282,548
12,172		High Yield Bond Portfolio	65,606
228,998	[5]	Prime Value Obligations Fund, Institutional Shares, 0.87%	228,998
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $584,268)	593,176
		TOTAL INVESTMENTS–100.4% (IDENTIFIED COST $9,400,179)[6]	9,653,409
		OTHER ASSETS AND LIABILITIES– NET—(0.4)%[7]	(40,710)
		TOTAL NET ASSETS—100%	$9,612,699

At May 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Long Futures	4	$183,620	June 2009	$13,909
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

1Non-income producing security.

2Discount rate at time of purchase.

3Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4Affiliated companies.

57-Day net yield.

6The cost of investments for federal tax purposes amounts to $9,400,204.

7Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds**	$9,629,411	$13,909
Level 2 – Other Significant Observable Inputs	$23,998	—
Level 3 – Significant Unobservable Inputs	—	—
TOTAL	$9,653,409	$13,909
*Other financial instruments include futures contracts.

**Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (See Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ETFs	—Exchange Traded Funds
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $593,176 of investments in affiliated issuers (Note 5) (identified cost $9,400,179)		$9,653,409
Cash		108
Income receivable		497
Receivable for investments sold		160,811
Receivable for daily variation margin		2,600
Receivable for shares sold		6,554
TOTAL ASSETS		9,823,979
Liabilities:
Payable for investments purchased	$9,945
Payable for shares redeemed	54,001
Payable for transfer and dividend disbursing agent fees and expenses	103,118
Payable for Directors’/Trustees’ fees	1,541
Payable for portfolio accounting fees	11,695
Payable for distribution services fee (Note 5)	1,809
Payable for shareholder services fee (Note 5)	849
Payable for printing and postage	24,621
Accrued expenses	3,701
TOTAL LIABILITIES		211,280
Net assets for 1,288,161 shares outstanding		$9,612,699
Net Assets Consist of:
Paid-in capital		$12,526,747
Net unrealized appreciation of investments and futures contracts		267,139
Accumulated net realized loss on investments and futures contracts		(3,207,670)
Undistributed net investment income		26,483
TOTAL NET ASSETS		$9,612,699
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($4,423,639 ÷ 589,890 shares outstanding), no par value, unlimited shares authorized		$7.50
Offering price per share (100/94.50 of $7.50)		$7.94
Redemption proceeds per share		$7.50
Class K Shares:
Net asset value per share ($4,431,698 ÷ 597,423 shares outstanding), no par value, unlimited shares authorized		$7.42
Offering price per share		$7.42
Redemption proceeds per share		$7.42
Institutional Shares:
Net asset value per share ($757,362 ÷ 100,848 shares outstanding), no par value, unlimited shares authorized		$7.51
Offering price per share		$7.51
Redemption proceeds per share		$7.51
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $13,939 received from affiliated issuers) (Note 5)			$106,127
Investment income allocated from affiliated partnership (Note 2)			566
TOTAL INCOME			106,693
Expenses:
Investment adviser fee (Note 5)		$10,030
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		6,705
Transfer and dividend disbursing agent fees and expenses –Class A Shares		58,750
Transfer and dividend disbursing agent fees and expenses –Class K Shares		59,071
Transfer and dividend disbursing agent fees and expenses –Institutional Shares		10,697
Directors’/Trustees’ fees		2,760
Auditing fees		717
Legal fees		4,371
Portfolio accounting fees		34,349
Distribution services fee—Class K Shares (Note 5)		9,030
Shareholder services fee—Class A Shares (Note 5)		4,416
Share registration costs		18,128
Printing and postage		41,738
Miscellaneous		1,495
TOTAL EXPENSES		376,942
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(10,030)
Waiver of administrative personnel and services fee	(22,399)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Class A Shares	(2,520)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Institutional Shares	(82)
Reimbursement of other operating expenses	(312,660)
TOTAL WAIVERS AND REIMBURSEMENTS		(347,691)
Net expenses			29,251
Net investment income			77,442
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $4,423 on sale of investments in affiliated issuers) (Note 5)			(2,336,414)
Net realized gain on futures contracts			2,470
Net realized loss allocated from affiliated partnership			(688)
Net change in unrealized depreciation of investments			2,966,858
Net change in unrealized appreciation of futures contracts			13,909
Net realized and unrealized gain on investments and futures contracts			646,135
Change in net assets resulting from operations			$723,577
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$77,442	$162,149
Net realized loss on investments, including allocation from partnership and futures contracts	(2,334,632)	(860,114)
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,980,767	(2,867,648)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	723,577	(3,565,613)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(65,456)	(43,071)
Class K Shares	(58,943)	(15,729)
Institutional Shares	(29,587)	(25,007)
Distributions from net realized gains on investments
Class A Shares	—-	(27,743)
Class K Shares	—-	(13,328)
Institutional Shares	—-	(15,242)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(153,986)	(140,120)
Share Transactions:
Proceeds from sale of shares	4,133,812	8,415,857
Net asset value of shares issued to shareholders in payment of distributions declared	147,140	133,164
Cost of shares redeemed	(2,715,290)	(2,739,335)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,565,662	5,809,686
Change in net assets	2,135,253	2,103,953
Net Assets:
Beginning of period	7,477,446	5,373,493
End of period (including undistributed net investment income of $26,483 and $103,027, respectively)	$9,612,699	$7,477,446
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION
Federated Managed Allocation Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2035 (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund’s target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:


Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

	Shares of other mutual funds are valued based upon their reported NAVs.


Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;


With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and


Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Equity contracts	Receivable for daily variation margin	$13,909*	—	—
*Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,470
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$13,909

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	314,573	$2,133,393	311,272	$3,059,389
Shares issued to shareholders in payment of distributions declared	9,022	63,878	6,174	70,068
Shares redeemed	(152,405)	(1,062,937)	(134,696)	(1,300,163)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	171,190	$1,134,334	182,750	$1,829,294

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	266,782	$1,786,935	440,512	$4,219,602
Shares issued to shareholders in payment of distributions declared	8,396	58,943	2,578	29,057
Shares redeemed	(133,370)	(903,153)	(93,872)	(873,479)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	141,808	$942,725	349,218	$3,375,180

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,783	$213,484	112,154	$1,136,866
Shares issued to shareholders in payment of distributions declared	3,430	24,319	2,996	34,039
Shares redeemed	(114,142)	(749,200)	(56,382)	(565,693)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(77,929)	$(511,397)	58,768	$605,212
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	235,069	$1,565,662	590,736	$5,809,686

4. FEDERAL TAX INFORMATION
At May 31, 2009, the cost of investments for federal tax purposes was $9,400,204. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $253,205. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $493,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $240,004.

At November 30, 2008, the Fund had a capital loss carryforward of $509,243 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $9,924 of its fee and voluntarily reimbursed $312,660 of other operating expenses. For the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $2,602 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 2.300% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,399 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $371 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund’s Class A Shares did not incur a distribution services fee.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $361 in sales charges from the sale of A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund’s Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $106. Transactions with affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	753	269	230	792	$16,024	$566
Federated Mortgage Core Portfolio	36,152	35,416	43,398	28,170	$282,548	$8,875
High Yield Bond Portfolio	12,131	9,142	9,101	12,172	$65,606	$3,412
Prime Value Obligations Fund, Institutional Shares	208,185	3,434,965	3,414,152	228,998	$228,998	$1,652
TOTAL OF AFFILIATED TRANSACTIONS	257,221	3,479,792	3,466,881	270,132	$593,176	$14,505

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$8,604,512
Sales	$7,240,262

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS
Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks to that underlying ETF fund.

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS
In April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. SUBSEQUENT EVENT
On June 10, 2009, the Fund’s shareholders approved the reorganization of the Fund into Federated Stock and Bond Fund. This occurred as a tax-free reorganization at the close of business on June 12, 2009.

Shareholder Meeting Results (unaudited)
A Special Meeting of Fund shareholders was held on June 10, 2009. On April 15, 2009, the record date for shareholders voting at the meeting, there were 1,306,399 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. The matter was approved.

To approve or disapprove a Proposed Agreement and Plan of Reorganization, pursuant to which the Federated Stock and Bond Fund, would acquire all of the Assets of Federated Target ETF Fund 2035, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class K Shares and Institutional Shares of the Federated Stock and Bond Fund to be distributed pro rata by Federated Target ETF Fund 2035 to its shareholders in complete liquidation and termination of the Federated Target ETF Fund 2035:

For	Against	Abstentions and Broker Non-Votes
539,525	32,917	5,407

Evaluation and Approval of Advisory Contract – May 2009

FEDERATED TARGET ETF FUND 2035 (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees.  The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing.  The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year periods covered by the report, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 314212788

Cusip 31421262

Cusip 314212770

35125 (7/09)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Allocation Portfolios

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009